ORDINARY SHARES - General information (Details) $ / shares in Units, ¥ in Thousands, $ in Millions			1 Months Ended		12 Months Ended						32 Months Ended
	May 11, 2022 shares	Nov. 08, 2021 shares	Nov. 30, 2020 USD ($)	Aug. 31, 2020 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares shares	Aug. 12, 2022 $ / shares shares
Ordinary shares
Ordinary shares, shares authorized						25,000,000,000		25,000,000,000				25,000,000,000
Ordinary shares par value (in dollars per share) | $ / shares						$ 0.00002		$ 0.00002				$ 0.00002
Number of shares for which options exercised					14,183,427	14,183,427	17,029,713	17,029,713	24,383,373	24,383,373
Stock Repurchased During Period, Value | ¥					¥ 5,101,091		¥ 5,150,628		¥ 1,319,796
IPO
Ordinary shares
Proceeds from issuance of initial public offering, net of offering costs | $				$ 2,358.8
Underwriter commissions and relevant offering expenses | $				$ 79.2
Follow-on public offering
Ordinary shares
Underwriter commissions and relevant offering expenses | $			$ 38.5
Proceeds from issuance of ordinary shares, net of offering costs | $			$ 2,322.6
Class A Ordinary Shares
Ordinary shares
Ordinary shares, shares authorized						24,114,698,720		24,114,698,720				24,114,698,720	24,114,698,720
Ordinary shares par value (in dollars per share) | $ / shares						$ 0.00002		$ 0.00002		$ 0.00002		$ 0.00002	$ 0.00002
Repurchase of ordinary shares (in shares)					144,663,195	144,663,195	141,064,215	141,064,215	41,707,914	41,707,914
Stock Repurchased During Period, Value					¥ 5,101,100	$ 716.0	¥ 5,150,600	$ 723.2	¥ 1,319,800	$ 187.3	¥ 11,570,800	$ 1,626.5
Class A Ordinary Shares | Employee trust controlled by the company upon exercise of options
Ordinary shares
Ordinary share issuance upon follow-on public offering, net of issuance costs					60,852,775	60,852,775
Number of shares for which options exercised					54,010,742	54,010,742
Class A Ordinary Shares | Depositary Bank
Ordinary shares
Ordinary share issuance upon follow-on public offering, net of issuance costs					49,500,000	49,500,000	88,800,000	88,800,000	31,999,998	31,999,998
Number of shares for which options exercised					88,139,787	88,139,787
Class A Ordinary Shares | Propitious Global Holdings Limited
Ordinary shares
Number of ordinary shares converted from one class to another	727,407,230
Class A Ordinary Shares | Mr. SHAN Yigang, an executive director
Ordinary shares
Number of ordinary shares converted from one class to another		47,777,775
Conversion ratio for the re-designated shares		1
Class A Ordinary Shares | Mr. PENG Yongdong, Chairman and Chief executive officer [Member]
Ordinary shares
Number of ordinary shares converted from one class to another		110,116,275
Class B Ordinary Shares
Ordinary shares
Ordinary shares, shares authorized						885,301,280		885,301,280				885,301,280	885,301,280
Ordinary shares par value (in dollars per share) | $ / shares													$ 0.00002
Class B Ordinary Shares | Propitious Global Holdings Limited
Ordinary shares
Conversion ratio for the re-designated shares	1
Class B Ordinary Shares | Mr. Zuo Hui, founder and chairman of the board of directors
Ordinary shares
Number of ordinary shares converted from one class to another		157,894,050
Conversion ratio for the re-designated shares		1